LiveWell Variable Annuity

Flexible Premium Deferred Variable Annuity

issued by:  Midland National Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated June 26, 2018

to the Prospectus Dated May 1, 2018

This Supplement describes important changes that are being made to the investment options available under your Contract.  Please read this Supplement carefully and retain it with your Prospectus for future reference.

With respect to the PIMCO and DWS investment options, this Supplement will alter the Prospectus for the flexible premium deferred variable annuity contract listed above in the following manner:

The Deutsche investment options will change on July 2, 2018 and the PIMCO investment options will change on July 30, 2018.

On page two and three of the Prospectus, under Separate Account Investment Options, the following will change names:

Old Name	New Name
Deutsche Alternative Asset Allocation VIP-B	DWS Alternative Asset Allocation VIP-B
Deutsche CROCI® U.S. VIP-B	DWS CROCI® U.S. VIP-B
Deutsche Equity 500 Index VIP-B	DWS Equity 500 Index VIP-B
Deutsche Global Small Cap VIP-B	DWS Global Small Cap VIP-B
Deutsche Small Cap Index VIP-B	DWS Small Cap Index VIP-B
Deutsche Small Mid Cap Value VIP-B	DWS Small Mid Cap Value VIP-B
PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	PIMCO VIT Dynamic Bond Portfolio Advisor Class

Under APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS the following change names:

Old Name	New Name
Deutsche Alternative Asset Allocation VIP-B	DWS Alternative Asset Allocation VIP-B
Deutsche CROCI® U.S. VIP-B	DWS CROCI® U.S. VIP-B
Deutsche Equity 500 Index VIP-B	DWS Equity 500 Index VIP-B
Deutsche Global Small Cap VIP-B	DWS Global Small Cap VIP-B
Deutsche Small Cap Index VIP-B	DWS Small Cap Index VIP-B
Deutsche Small Mid Cap Value VIP-B	DWS Small Mid Cap Value VIP-B
PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	PIMCO VIT Dynamic Bond Portfolio Advisor Class

.

Under APPENDIX C – CONDENSED FINANCIAL INFORMATION the following will change names:

Old Name	New Name
Deutsche Alternative Asset Allocation VIP-B	DWS Alternative Asset Allocation VIP-B
Deutsche CROCI® U.S. VIP-B	DWS CROCI® U.S. VIP-B
Deutsche Equity 500 Index VIP-B	DWS Equity 500 Index VIP-B
Deutsche Global Small Cap VIP-B	DWS Global Small Cap VIP-B
Deutsche Small Cap Index VIP-B	DWS Small Cap Index VIP-B
Deutsche Small Mid Cap Value VIP-B	DWS Small Mid Cap Value VIP-B
PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	PIMCO VIT Dynamic Bond Portfolio Advisor Class

A corresponding name change is hereby made throughout the Prospectus and SAI.

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If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas, 66675-8547.

Please retain this Supplement for future reference.